Shareholder Report, Holdings (Details) - Capital Group Conservative Equity ETF	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.67%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%